Net finance costs	12 Months Ended
Sep. 30, 2023
Disclosure Of Net Finance Cost [Abstract]
Net finance costs [Text Block]

21.  Net finance costs

The following table presents a breakdown of net finance costs for the following periods:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Interest expense from:
Unsecured loan	$503,251	$321,313	$4,527
Accretion cost - accrued royalties liability	170,373	159,451	64,537
Lease obligations	37,786	30,112	33,872
Related party loans	-	-	4,581
CEBA term loan	8,281	-	4,481
2019 convertible notes	-	-	-
Other	3,857	1,114	4,115

Total interest expense	723,548	511,990	116,113
Interest income	(55,514)	(5,988)	(4,848)
Gain on termination of lease obligations	-	-	-
Gain on government grant	-	-	(3,514)
Net finance costs	$668,034	$506,002	$107,751